Related Parties and Parties-In-Interest Transactions (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments, at fair value	$ 179,352,379	$ 156,759,731
Notes receivable from participants	$ 64,445	$ 72,415
Investment, Identifier [Axis]: American Funds New World Fund Class R-6 | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	818
Investment, Identifier [Axis]: Calvert Balanced Fund Class R6 | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	1,642
Investment, Identifier [Axis]: Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	260,734
Investment, Identifier [Axis]: DFA Global Allocation 25/75 Portfolio Institutional | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	8,383
Investment, Identifier [Axis]: DGI Balanced Fund | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	567
Total investments, at fair value	$ 7,294
Investment, Identifier [Axis]: DGI US Government Money Market Fund | Money Market Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	2,577,661
Total investments, at fair value	$ 2,577,661
Investment, Identifier [Axis]: Fidelity 500 Index | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	15,986
Investment, Identifier [Axis]: Fidelity Advisor Stock Selector Sm Cp Z | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	108,391
Investment, Identifier [Axis]: Fidelity Multi-Asset Index | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	178,182
Investment, Identifier [Axis]: Franklin Small-Mid Cap Growth Fund Class R6 | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	98,053
Investment, Identifier [Axis]: Impax International Sustainable Economy Fund Institutional Class | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	16,916
Investment, Identifier [Axis]: JP Morgan Investor Growth Fund | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	7,813
Investment, Identifier [Axis]: Janus Henderson Balanced Fund Class N | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	1,699,891
Investment, Identifier [Axis]: Loomis Sayles Investment Grade Bond Fund Class Y | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	576,509
Investment, Identifier [Axis]: MetLife Unified Trust Stable Value Fund | Collective Investment Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	464,733
Investment, Identifier [Axis]: Nuveen Core Impact Bond Fund R6 Class | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	7,280
Investment, Identifier [Axis]: PIMCO Income Fund Institutional Class | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	106,445
Investment, Identifier [Axis]: PIMCO StocksPlus International Fund | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	504,893
Investment, Identifier [Axis]: T. Rowe Price US Equity Research Fund | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	180,681
Investment, Identifier [Axis]: Vanguard FTSE Social Index Fund Admiral | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	2,555
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Admiral Shares | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	841
Investment, Identifier [Axis]: Vanguard U.S. Growth Fund Admiral Shares | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	85,308
Investment, Identifier [Axis]: Vanguard Value Index Fund Admiral Shares | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	44,936
Investment, Identifier [Axis]: Vanguard Wellesley Income Inv | Mutual Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	159,775
Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	260,734	267,048
Total investments, at fair value	$ 10,684,861	$ 11,301,477
Money market fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments, at fair value	$ 2,577,661	$ 0